UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	Vanguard Florida Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1:	Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund
Schedule of Investments August 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.0%)

Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/11 (1)	$3,095	$3,560
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/16 (1)	8,695	10,423
Boynton Beach FL Util. System Rev	5.375%	11/1/13 (3)	2,400	2,719
Boynton Beach FL Util. System Rev	5.375%	11/1/15 (3)	2,665	3,057
Boynton Beach FL Util. System Rev	5.500%	11/1/18 (3)	3,125	3,675
Boynton Beach FL Util. System Rev	5.500%	11/1/20 (3)	3,480	4,130
Boynton Beach FL Util. System Rev	6.250%	11/1/20 (3)(ETM)	415	504
Brevard County FL Health Fac. Auth. Rev. (Holmes Regional Medical Center)	5.625%	10/1/14 (1)	2,000	2,072
Brevard County FL Util. Rev	5.250%	3/1/12 (3)	3,805	4,222
Brevard County FL Util. Rev	5.250%	3/1/13 (3)	2,165	2,392
Brevard County FL Util. Rev	5.250%	3/1/14 (3)	2,045	2,259
Broward County FL Airport System Rev	5.250%	10/1/11 (1)	10,000	10,594
Broward County FL Airport System Rev	5.000%	10/1/23 (2)	4,330	4,633
Broward County FL Airport System Rev	5.000%	10/1/24 (2)	5,000	5,342
Broward County FL School Board COP	5.375%	7/1/11 (4)(Prere.)	5,755	6,390
Broward County FL School Board COP	5.375%	7/1/11 (4)(Prere.)	6,325	7,023
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	5,170	5,817
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	4,635	5,215
Broward County FL School Board COP	5.500%	7/1/11 (4)(Prere.)	5,205	5,857
Broward County FL School Board COP	5.500%	7/1/18 (4)	14,575	16,236
Broward County FL School Board COP	5.500%	7/1/19 (4)	15,710	17,500
Collier County FL School Board COP	5.375%	2/15/12 (4)(Prere.)	5,000	5,573
Collier County FL School Board COP	5.375%	2/15/12 (4)(Prere.)	5,725	6,381
Collier County FL School Board COP	5.375%	2/15/12 (4)(Prere.)	5,695	6,347
Collier County FL School Board COP	5.375%	2/15/12 (4)(Prere.)	5,000	5,573
Collier County FL School Board COP	6.250%	2/15/13 (4)	12,500	14,768
Collier County FL School Board COP	5.250%	2/15/20 (4)	9,000	10,300
Collier County FL School Board COP	5.250%	2/15/21 (4)	6,285	7,215
Coral Springs FL Improvement Dist. Water & Sewer GO	6.000%	6/1/10 (1)	2,775	2,962
Davie FL Water & Sewer Rev	6.375%	10/1/12 (2)	2,500	2,889
Dunedin FL Util. System Rev	6.750%	10/1/08 (3)	1,115	1,233
Dunedin FL Util. System Rev	6.750%	10/1/10 (3)	2,465	2,860
Escambia County FL Environmental Improvement Rev	5.750%	11/1/27	6,000	6,276
Florida Board of Educ. Capital Outlay	5.500%	6/1/14	10,000	11,190
Florida Board of Educ. Capital Outlay	5.375%	6/1/17 (3)	4,010	4,472
Florida Board of Educ. Public Educ	5.375%	6/1/15	12,000	13,304
Florida Board of Educ. Public Educ	5.000%	6/1/20 (3)	11,320	12,428
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/14 (3)	8,475	9,466
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/15 (2)	12,105	13,539
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/15 (3)	8,960	10,018
Florida Housing Finance Corp. Rev	5.950%	1/1/32 (4)	10,360	10,863
Florida Turnpike Auth. Rev	5.000%	7/1/33	10,585	11,228
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.250%	10/1/12 (3)	18,245	19,486
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/31	10,000	10,942
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/10 (4)	3,775	4,160
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/11 (4)	4,610	5,137
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	6,381
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,391
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/14 (4)	5,365	6,100
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/15 (4)	3,945	4,506
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34	4,800	5,014
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19 (1)	17,850	22,248
Hillsborough County FL School Board COP	5.250%	7/1/17 (1)	7,005	7,973
Hillsborough County FL School Board COP	5.500%	7/1/18 (1)	14,945	17,373
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/11 (2)(Prere.)	2,000	2,227
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/11 (2)(Prere.)	2,000	2,227
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/11 (2)(Prere.)	4,780	5,322
Hillsborough County FL School Dist. Sales Tax Rev	5.375%	10/1/11 (2)(Prere.)	2,000	2,227
Hollywood FL Water & Sewer Rev	5.000%	10/1/12 (4)	5,785	6,369
Hollywood FL Water & Sewer Rev	5.000%	10/1/13 (4)	3,600	3,981
Indian River County FL Water & Sewer Rev	6.500%	9/1/08 (3)	2,540	2,783
Jacksonville FL Excise Taxes Rev	5.250%	10/1/16 (1)	2,500	2,750
Jacksonville FL Excise Taxes Rev	5.250%	10/1/17 (1)	2,895	3,174
Jacksonville FL Excise Taxes Rev	5.250%	10/1/18 (1)	3,300	3,606
Jacksonville FL Excise Taxes Rev	5.250%	10/1/19 (1)	2,280	2,488
Jacksonville FL Excise Taxes Rev	5.250%	10/1/20 (1)	1,750	1,907
Lakeland FL Electric & Water Rev	6.050%	10/1/09 (4)	4,000	4,439
Lakeland FL Electric & Water Rev	6.550%	10/1/09 (4)	4,000	4,505
Lakeland FL Electric & Water Rev	0.000%	10/1/11 (1)	8,420	6,797
Lakeland FL Electric & Water Rev	0.000%	10/1/12 (1)	2,020	1,565
Lakeland FL Electric & Water Rev	6.050%	10/1/14 (4)	2,000	2,385
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/21	11,925	12,304
Lee County FL School Board COP	6.000%	8/1/08 (4)	6,180	6,470
Lee County FL School Board COP	5.000%	8/1/27 (4)	5,000	5,334
Lee County FL School Board COP	5.000%	8/1/28 (4)	5,000	5,326
Miami Beach FL Water & Sewer Rev	5.625%	9/1/17 (2)	2,550	2,834
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/17 (3)	8,940	9,926
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/18 (3)	5,000	5,551
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/19 (3)	5,500	6,092
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/20 (3)	4,000	4,431
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.250%	6/1/10 (4)	1,000	1,058
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.250%	6/1/11 (4)	2,000	2,123
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.250%	6/1/12 (4)	2,620	2,781
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.250%	6/1/13 (4)	3,160	3,354
Miami-Dade County FL School Board COP	5.750%	10/1/09 (4)(Prere.)	2,000	2,199
Miami-Dade County FL School Board COP	5.750%	10/1/09 (4)(Prere.)	5,265	5,790
Miami-Dade County FL School Board COP	5.750%	10/1/09 (4)(Prere.)	1,755	1,930
Miami-Dade County FL School Board COP	5.750%	10/1/09 (4)(Prere.)	1,000	1,100
Miami-Dade County FL School Board COP	5.875%	10/1/09 (4)(Prere.)	3,150	3,479
Miami-Dade County FL School Board COP	5.500%	5/1/11 (1)(Prere.)	2,650	2,966
Miami-Dade County FL School Board COP	5.500%	5/1/11 (1)(Prere.)	2,460	2,753
Miami-Dade County FL School Board COP	5.500%	5/1/11 (1)(Prere.)	3,840	4,297
Miami-Dade County FL School Board COP PUT	5.500%	5/1/11 (1)	8,500	9,304
Miramar FL Wastewater Improvement Assessment Rev	5.000%	10/1/25 (1)	2,875	3,016
North Broward FL Hosp. Dist. Rev	5.750%	1/15/07 (1)	2,560	2,652
Ocala FL Water & Sewer Rev	6.000%	10/1/05 (2)	580	582
Ocala FL Water & Sewer Rev	6.000%	10/1/10 (2)	2,435	2,649
Ocala FL Water & Sewer Rev	5.750%	10/1/11 (3)(Prere.)	13,605	15,540
Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	2.340%	9/1/05 LOC	7,175	7,175
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/10 (2)	6,015	6,174
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/24	5,000	5,625
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/09 (1)(ETM)	4,935	5,521
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/09 (1)	2,045	2,272
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/10 (1)	2,175	2,462
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/10 (1)(ETM)	5,260	6,007
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/11 (1)(ETM)	2,765	3,211
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/11 (1)	1,875	2,162
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/13 (1)(ETM)	3,160	3,774
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/13 (1)	1,890	2,231
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16 (1)(ETM)	3,890	4,781
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16 (1)	1,610	1,941
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/18 (1)	6,770	8,317
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/21 (1)	11,500	14,453
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	2.340%	9/1/05 LOC	4,015	4,015
Orange County FL School Board COP	6.000%	8/1/10 (2)(Prere.)	3,955	4,456
Orange County FL School Board COP	6.000%	8/1/10 (2)(Prere.)	3,170	3,572
Orange County FL School Board COP	6.000%	8/1/10 (2)(Prere.)	3,500	3,944
Orange County FL School Board COP	5.375%	8/1/22 (1)	13,440	14,117
Orange County FL School Board COP	5.375%	8/1/22 (1)	4,650	4,874
Orange County FL School Board VRDO	2.300%	9/1/05 (1)	970	970
Orange County FL Tourist Dev. Rev	5.900%	10/1/10 (1)(ETM)	835	940
Orange County FL Tourist Dev. Rev	5.000%	10/1/24 (2)	10,110	10,951
Orange County FL Tourist Dev. Rev	5.000%	10/1/25 (2)	11,455	12,398
Orange County FL Tourist Dev. Rev	5.000%	10/1/26 (2)	12,025	12,963
Orlando & Orange County FL Expressway Auth	6.500%	7/1/10 (3)	2,000	2,288
Orlando & Orange County FL Expressway Auth	8.250%	7/1/14 (3)	3,000	4,059
Orlando & Orange County FL Expressway Auth	8.250%	7/1/15 (3)	8,360	11,551
Orlando & Orange County FL Expressway Auth	5.250%	7/1/16 (2)	2,000	2,228
Orlando & Orange County FL Expressway Auth. VRDO	2.490%	9/7/05 (2)	3,000	3,000
Orlando & Orange County FL Expressway Auth. VRDO	2.490%	9/7/05 (2)	3,525	3,525
Orlando & Orange County FL Expressway Auth. VRDO	2.510%	9/7/05 (4)	500	500
Orlando & Orange County FL Expressway Auth. VRDO	2.510%	9/7/05 (4)	2,300	2,300
Orlando FL Util. Comm. Water & Electric Rev	5.250%	10/1/14	5,000	5,655
Orlando FL Util. Comm. Water & Electric Rev	6.750%	10/1/17 (ETM)	12,700	15,645
Orlando FL Util. Comm. Water & Electric Rev. VRDO	2.360%	9/7/05	5,600	5,600
Palm Beach County FL Airport System Rev	5.750%	10/1/11 (1)	13,645	15,381
Palm Beach County FL Airport System Rev	5.750%	10/1/13 (1)	10,445	12,011
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/14 (3)	16,300	20,753
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/15 (3)	3,000	3,876
Palm Beach County FL Health Fac. Auth. Hosp. Rev	5.625%	12/1/31	16,500	17,510
Palm Beach County FL School Board COP	6.000%	8/1/10 (3)(Prere.)	7,495	8,509
Palm Beach County FL School Board COP	5.250%	8/1/12 (4)(Prere.)	4,050	4,507
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	8,190	9,178
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,500	5,043
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,430	4,964
Palm Beach County FL School Board COP	5.250%	8/1/18 (4)	2,300	2,523
Palm Beach County FL School Board COP TOB VRDO	2.530%	9/7/05 (3)*	3,785	3,785
Palm Beach County FL School Board COP VRDO	2.500%	9/7/05 (2)	2,200	2,200
Polk County FL Util. System Rev	5.250%	10/1/21 (3)	3,620	4,025
Polk County FL Util. System Rev. TOB VRDO	2.530%	9/7/05 (3)*	9,600	9,600
Reedy Creek FL Impt Dist. Util. Rev	5.000%	10/1/19 (2)	6,000	6,577
Sarasota County FL Util. System Rev	7.000%	10/1/09 (3)	6,260	7,153
Seacoast FL Util. Auth. Water & Sewer Rev	5.500%	3/1/17 (3)	2,400	2,794
Seacoast FL Util. Auth. Water & Sewer Rev	5.500%	3/1/19 (3)	3,595	4,223
Seminole County FL Water & Sewer Rev	6.000%	10/1/09 (1)	1,800	1,990
Seminole County FL Water & Sewer Rev	6.000%	10/1/12 (1)	5,000	5,790
Seminole County FL Water & Sewer Rev	6.000%	10/1/19 (1)(ETM)	4,000	4,779
Seminole County FL Water & Sewer Rev	6.000%	10/1/19 (1)	2,350	2,839
South Broward FL Hosp. Dist. Rev	5.625%	5/1/32 (1)	12,000	13,277
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Group)	5.500%	11/15/33	10,000	10,702
St. Lucie County FL Util. System Rev	6.500%	10/1/08 (3)(ETM)	4,910	5,303
St. Lucie County FL Util. System Rev	5.500%	10/1/15 (3)(ETM)	5,000	5,367
St. Lucie County FL Util. System Rev	6.000%	10/1/20 (3)(ETM)**	5,515	6,770
Sunrise FL Util. System Rev	5.200%	10/1/22 (2)	17,805	20,214
Tallahassee FL Energy System Rev	5.250%	10/1/13 (4)	4,380	4,907
Tallahassee FL Energy System Rev	5.250%	10/1/14 (4)	3,980	4,488
Tallahassee FL Energy System Rev	5.250%	10/1/15 (4)	5,240	5,951
Tamarac FL Water & Sewer Util. Rev	5.900%	10/1/11 (3)	3,980	4,374
Tampa Bay FL Water Util. System Rev	5.250%	10/1/17 (3)	5,000	5,723
Tampa Bay FL Water Util. System Rev	5.500%	10/1/21 (3)	22,290	26,520
Tampa Bay FL Water Util. System Rev	5.500%	10/1/24 (3)	23,180	27,859
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11 (1)	4,575	4,934
Outside Florida
Puerto Rico GO	5.250%	7/1/16	5,000	5,452
Puerto Rico GO	5.250%	7/1/17	6,790	7,384
Puerto Rico GO	5.250%	7/1/18	6,500	7,055
Puerto Rico GO	5.250%	7/1/19	5,000	5,427
Puerto Rico Govt. Dev. Bank CP	3.550%	1/26/06	3,000	3,001
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.290%	9/7/05 (2)	4,900	4,900
Puerto Rico Muni. Finance Agency	6.000%	8/1/16 (4)	6,000	6,711
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	5,000	5,527
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	12,000	13,131
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	9,000	9,988

TOTAL MUNICIPAL BONDS
(Cost $1,092,729)				1,170,441

OTHER ASSETS AND LIABILITIES--NET (1.0%)				11,994

NET ASSETS (100%)				$1,182,435

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005,the aggregate value of these securities was $13,385,000, representing 1.1% of net assets.
**Securities with a value of $1,719,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty) The insurance does not guarantee the market value of the municipal bonds.
LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2005, the cost of investment securities for tax purposes was $1,098,024,000. Net unrealized appreciation of investment securities for tax purposes was $72,417,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(95)	$11,213	($176)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.